Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Stock-Based Compensation
Stock-based compensation cost included in Consolidated Statement of Earnings

($ in millions)

For the year ended December 31:	2011	2010	2009
Cost	$120	$94	$94
Selling, general and administrative	514	488	417
Research, development and engineering	62	48	47
Other (income) and expense*	—	(1)	—
Pre-tax stock-based compensation cost	697	629	558
Income tax benefits	(246)	(240)	(221)
Total stock-based compensation cost	$450	$389	$337

* Reflects the one-time effects of the sale of the Product Lifecycle Management activities.

Summary of option activity

	2011		2010		2009
	Weighted Average Exercise Price	Number of Shares Under Option	Weighted Average Exercise Price	Number of Shares Under Option	Weighted Average Exercise Price	Number of Shares Under Option

Balance at January 1	$94	39,197,728	$98	73,210,457	$102	119,307,170
Options exercised	98	(18,144,309)	101	(33,078,316)	98	(28,100,192)
Options canceled/expired	107	(391,097)	108	(934,413)	127	(17,996,521)
Balance at December 31	$90	20,662,322	$94	39,197,728	$98	73,210,457
Exercisable at December 31	$90	20,662,322	$94	39,197,728	$98	72,217,126

Options outstanding and exercisable with exercise price ranges

	Options Outstanding and Exercisable
				Weighted Average
	Weighted	Number of	Aggregate	Remaining
	Average	Shares	Intrinsic	Contractual Life
Exercise Price Range	Exercise Price	Under Option	Value	(in Years)
$61–$85	$78	8,079,175	$857,827,574	1.3
$86–$105	97	11,061,890	957,308,722	2.6
$106 and over	106	1,521,257	118,474,466	2.0
	$90	20,662,322	$1,933,610,763	2.1

Summary of Restricted Stock Units activity

	2011		2010		2009
	Weighted		Weighted		Weighted
	Average	Number	Average	Number	Average	Number
	Grant Price	of Units	Grant Price	of Units	Grant Price	of Units
Balance at January 1	$110	11,196,446	$102	13,405,654	$100	12,397,515
RSUs granted	154	5,196,802	122	3,459,303	105	4,432,449
RSUs released	106	(3,508,700)	98	(5,102,951)	99	(2,748,613)
RSUs canceled/forfeited	122	(665,947)	105	(565,560)	101	(675,697)
Balance at December 31	$129	12,218,601	$110	11,196,446	$102	13,405,654

Summary of Performance Share Units activity

	2011		2010		2009
	Weighted		Weighted		Weighted
	Average	Number	Average	Number	Average	Number
	Grant Price	of Units	Grant Price	of Units	Grant Price	of Units
Balance at January 1	$111	3,649,288	$107	3,476,737	$102	3,078,694
PSUs granted at target	154	1,055,687	117	1,239,468	101	1,568,129
Additional shares earned above target*	118	230,524	103	463,913	83	396,794
PSUs released	118	(1,189,765)	103	(1,486,484)	83	(1,440,099)
PSUs canceled/forfeited	118	(58,743)	108	(44,346)	111	(126,781)
Balance at December 31**	$122	3,686,991	$111	3,649,288	$107	3,476,737

*                 Represents additional shares issued to employees after vesting of PSUs because final performance metrics exceeded specified targets.

**          Represents the number of shares expected to be issued based on achievement of grant date performance targets. The actual number of shares issued depends on the company’s performance against specified targets over the vesting period.